Fixed Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

NOTE 5 – FIXED ASSETS, NET

Fixed assets, net at March 31, 2018 and December 31, 2017 consist of the following:

	March 31, 2018	December 31, 2017

Office equipment	$9,019	$7,371
Furniture and equipment	607	607
Computer	11,937	12,998
Technical equipment	23,435	23,435
	44,998	44,411
Less: accumulated depreciation	(37,020)	(35,796)
Equipment	$7,978	$8,615

Depreciation expense for the three months ended March 31, 2018 and 2017 amounted to $1,149 and $3,192, respectively.

NOTE 5 – FIXED ASSETS, NET

Fixed assets, net at December 31, 2017 and 2016 consist of the following

	December 31, 2017	December 31, 2016

Office equipment	$7,371	$7,276
Furniture and equipment	607	607
Computer	12,998	6,249
Technical equipment	23,435	23,435
Vehicles	-	23,527
	44,411	61,094
Less: accumulated depreciation	(35,796)	(34,993)
Equipment	$8,615	$26,101

Depreciation expense for the year ended December 31, 2017 and 2016 amounted to $16,100 and $20,975, respectively.